Available-for-sale financial assets	12 Months Ended
Dec. 31, 2018
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of available-for-sale financial assets [Line Items]
Disclosure of available-for-sale financial assets [text block]
9.	Financial assets at fair value

In November 2008, the Company funded the San Jose Reservoir Trust for US$13 million to ensure the continuity of the Company's operations in the San Jose Reservoir after 2018. Such trust is irrevocable and is a separate legal entity of the Company. The grantor is the Company, the trustee is the Banco de Crédito del Perú and the beneficiary is the Company; therefore, the Company consolidates the trust. As of December 31, 2018, the trust total balance is US$22.6 million and is presented as a financial instrument at fair value (trust total balance of US$23 million as of December 31, 2017, including an additional investment of US$5 million during 2017). During 2018, the change in fair value of the debt instruments was recognized in other comprehensive income for the amount of US$91,000. The change in fair value of the investments in marketable stocks was recognized in profit and loss for US$10,000 in the consolidated statement of comprehensive income.